Employee Benefits - Summary of Principal Assumptions Used (Details)	Dec. 31, 2025	Dec. 31, 2024
Italy
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	3.96%	3.38%
Future salary increase %	0.50%	0.50%
Inflation rate %	2.00%	2.00%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	3.90%	3.40%
Future salary increase %	0.00%	0.00%
Inflation rate %	0.00%	0.00%
Mexico
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	9.75%	11.00%
Future salary increase %	4.50%	4.50%
Inflation rate %	3.50%	3.50%
Slovakia
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	3.37%	3.18%
Future salary increase %	6.00%	6.00%
Inflation rate %	0.00%	0.00%